Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 93.2%
Aerospace & Defense — 1.8%
Ducommun, Inc.*	5,581	$680,882
Mercury Systems, Inc.*	17,200	1,254,052
Moog, Inc., Class A	2,253	659,318
		2,594,252
Agriculture — 0.4%
Fresh Del Monte Produce, Inc.	13,385	538,880
Airlines — 0.4%
SkyWest, Inc.*	6,434	590,834
Apparel — 0.9%
Capri Holdings Ltd.*	34,980	616,348
Kontoor Brands, Inc.	9,762	686,171
		1,302,519
Auto Parts & Equipment — 1.7%
Dana, Inc.	20,225	680,571
Phinia, Inc.	20,077	1,374,070
Visteon Corp.	4,648	423,479
		2,478,120
Banks — 16.7%
Atlantic Union Bankshares Corp.	45,884	1,639,894
CoastalSouth Bancshares, Inc.	17,910	440,407
Columbia Banking System, Inc.	38,006	1,042,504
Community Financial System, Inc.	20,445	1,199,099
ConnectOne Bancorp, Inc.	43,558	1,166,048
FB Financial Corp.	22,101	1,147,926
First Merchants Corp.	37,825	1,464,962
Glacier Bancorp, Inc.	42,183	1,884,315
Nicolet Bankshares, Inc.	8,660	1,287,049
Old Second Bancorp, Inc.	71,176	1,434,908
Origin Bancorp, Inc.	34,922	1,447,866
Renasant Corp.	51,274	1,852,530
Seacoast Banking Corp of Florida	47,467	1,437,775
SOUTHSTATE BANK CORP	11,619	1,074,990
UMB Financial Corp.	18,162	2,048,492
Valley National Bancorp	140,610	1,726,691
WesBanco, Inc.	44,128	1,521,975
		23,817,431
Biotechnology — 4.5%
Apogee Therapeutics, Inc.*	3,249	273,468
CG oncology, Inc.*	4,680	316,742
Cytokinetics, Inc.*	16,527	1,089,295
Definium Therapeutics, Inc.*	16,629	314,288
Dianthus Therapeutics, Inc.*	6,875	576,950
Halozyme Therapeutics, Inc.*	10,256	662,845
Immunovant, Inc.*	11,413	283,499
Krystal Biotech, Inc.*	1,316	339,949
Ligand Pharmaceuticals, Inc.*	3,386	676,015
Mineralys Therapeutics, Inc.*	6,711	181,801
Praxis Precision Medicines, Inc.*	1,863	600,240
Revolution Medicines, Inc.*	7,322	712,065
Xenon Pharmaceuticals, Inc.*	7,098	412,749
		6,439,906
	Number of Shares	Value†

Building Materials — 1.7%
Boise Cascade Co.	5,552	$421,119
Griffon Corp.	7,167	520,898
Masterbrand, Inc.*	37,326	310,179
SPX Technologies, Inc.*	5,569	1,113,466
		2,365,662
Chemicals — 4.0%
Ecovyst, Inc.*	34,382	442,152
Element Solutions, Inc.	21,855	746,130
H.B. Fuller Co.	18,842	1,162,175
Ingevity Corp.*	15,785	1,124,366
NewMarket Corp.	798	511,478
Rogers Corp.*	5,024	539,226
Solstice Advanced Materials, Inc.	14,897	1,134,555
		5,660,082
Coal — 0.4%
Core Natural Resources, Inc.	5,726	599,684
Commercial Services — 0.5%
BrightView Holdings, Inc.*	59,775	704,747
Computers — 1.3%
Amentum Holdings, Inc.*	30,679	800,108
ASGN, Inc.*	9,978	386,249
V2X, Inc.*	9,376	642,256
		1,828,613
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.	29,408	627,567
Prestige Consumer Healthcare, Inc.*	6,027	357,220
		984,787
Diversified Financial Services — 4.7%
Bread Financial Holdings, Inc.	13,783	1,032,209
Enova International, Inc.*	4,440	603,085
Jefferson Capital, Inc.	55,060	1,058,804
Marex Group PLC	17,395	775,469
PennyMac Financial Services, Inc.	9,938	868,581
Perella Weinberg Partners	74,147	1,346,509
Piper Sandler Cos.	13,492	1,032,813
		6,717,470
Electric — 2.2%
Black Hills Corp.	16,780	1,164,700
IDACORP, Inc.	10,829	1,548,222
MGE Energy, Inc.	6,064	468,686
		3,181,608
Electrical Components & Equipment — 0.9%
Littelfuse, Inc.	3,709	1,258,649
Electronics — 3.2%
Atmus Filtration Technologies, Inc.	12,114	687,712
Bel Fuse, Inc., Class B	1,812	358,740
ESCO Technologies, Inc.	3,636	1,023,061
Knowles Corp.*	30,625	786,450
Mirion Technologies, Inc.*	34,248	636,670

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
TTM Technologies, Inc.*	10,337	$1,007,031
		4,499,664
Energy-Alternate Sources — 0.5%
Nextpower, Inc., Class A*	5,489	661,699
Engineering & Construction — 2.8%
Arcosa, Inc.	12,942	1,373,664
Centuri Holdings, Inc.*	40,418	1,180,610
Fluor Corp.*	8,597	401,050
Granite Construction, Inc.	9,044	1,084,194
		4,039,518
Entertainment — 0.6%
Churchill Downs, Inc.	5,782	519,397
Red Rock Resorts, Inc., Class A	6,997	373,360
		892,757
Gas — 4.1%
Chesapeake Utilities Corp.	7,756	980,126
MDU Resources Group, Inc.	34,251	709,681
ONE Gas, Inc.	15,461	1,331,656
Southwest Gas Holdings, Inc.	16,396	1,424,812
Spire, Inc.	15,591	1,411,609
		5,857,884
Healthcare Products — 1.9%
10X Genomics, Inc., Class A*	23,258	493,767
Globus Medical, Inc., Class A*	8,098	697,724
LivaNova PLC*	16,268	1,033,994
Merit Medical Systems, Inc.*	6,000	413,580
		2,639,065
Healthcare Services — 0.8%
Acadia Healthcare Co., Inc.*	18,365	429,557
Charles River Laboratories International, Inc.*	2,454	423,315
Lumexa Imaging Holdings, Inc.*	39,156	336,742
		1,189,614
Home Builders — 3.2%
Century Communities, Inc.	7,009	402,177
Forestar Group, Inc.*	31,020	758,129
Installed Building Products, Inc.	2,056	545,148
Meritage Homes Corp.	20,694	1,279,717
Taylor Morrison Home Corp.*	27,696	1,613,015
		4,598,186
Home Furnishings — 0.4%
Alliance Laundry Holdings, Inc.*	29,073	602,974
Household Products & Wares — 0.3%
Spectrum Brands Holdings, Inc.	5,955	438,884
Insurance — 3.4%
Abacus Global Management, Inc.	21,372	168,411
CNO Financial Group, Inc.	23,680	972,301
Exzeo Group, Inc.*	44,089	646,786
HCI Group, Inc.	4,147	641,168
NMI Holdings, Inc.*	26,985	1,012,207
	Number of Shares	Value†

Insurance — (continued)
Skyward Specialty Insurance Group, Inc.*	15,912	$695,036
Slide Insurance Holdings, Inc.*	36,489	656,802
		4,792,711
Iron & Steel — 1.1%
Commercial Metals Co.	26,090	1,602,709
Leisure Time — 1.4%
Life Time Group Holdings, Inc.*	13,251	356,982
Patrick Industries, Inc.	8,934	992,299
Polaris, Inc.	11,475	625,388
		1,974,669
Machinery — Construction & Mining — 1.4%
Terex Corp.	32,924	1,945,808
Machinery — Diversified — 1.5%
Alamo Group, Inc.	3,428	565,517
Gates Industrial Corp. PLC*	50,013	1,130,794
The Gorman-Rupp Co.	5,982	371,662
		2,067,973
Metal Fabricate/Hardware — 1.9%
Helios Technologies, Inc.	11,980	775,226
Ryerson Holding Corp.	17,634	396,412
Standex International Corp.	4,353	1,109,406
Worthington Steel, Inc.	15,695	476,343
		2,757,387
Mining — 1.3%
Coeur Mining, Inc.*	23,382	438,880
Constellium S.E.*	24,762	608,650
SSR Mining, Inc.*	27,289	802,297
		1,849,827
Oil & Gas — 6.6%
California Resources Corp.	21,183	1,466,287
Chord Energy Corp.	11,059	1,572,369
CNX Resources Corp.*	25,226	972,462
Magnolia Oil & Gas Corp., Class A	56,892	1,796,080
Noble Corp. PLC	29,349	1,440,155
PBF Energy, Inc., Class A	19,983	951,591
Seadrill Ltd.*	26,205	1,192,328
		9,391,272
Oil & Gas Services — 2.0%
DNOW, Inc.*	34,676	412,991
Flowco Holdings, Inc., Class A	19,459	400,855
Kodiak Gas Services, Inc.	12,378	721,885
Liberty Energy, Inc.	31,087	895,306
Oceaneering International, Inc.*	12,724	451,320
		2,882,357
Packaging and Containers — 0.9%
Greif, Inc., Class A	12,166	815,973
TriMas Corp.	11,855	426,069
		1,242,042

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Small Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — 0.9%
Alkermes PLC*	15,213	$537,931
Protagonist Therapeutics, Inc.*	3,450	363,630
Supernus Pharmaceuticals, Inc.*	8,175	422,566
		1,324,127
Pipelines — 0.2%
Kinetik Holdings, Inc.	6,598	319,409
Retail — 2.2%
Academy Sports & Outdoors, Inc.	12,281	693,262
Advance Auto Parts, Inc.	8,893	469,106
Black Rock Coffee Bar, Inc., Class A*	11,462	148,089
Group 1 Automotive, Inc.	1,071	354,105
La-Z-Boy, Inc.	15,228	489,428
Signet Jewelers Ltd.	5,486	464,335
Urban Outfitters, Inc.*	8,731	553,109
		3,171,434
Savings & Loans — 1.5%
Banc of California, Inc.	80,777	1,420,060
Beacon Financial Corp.	24,255	727,650
		2,147,710
Semiconductors — 4.1%
Allegro MicroSystems, Inc.*	22,223	700,691
Axcelis Technologies, Inc.*	10,705	996,421
Cohu, Inc.*	22,627	692,839
FormFactor, Inc.*	9,234	895,606
Onto Innovation, Inc.*	4,550	933,068
Semtech Corp.*	12,358	950,207
Ultra Clean Holdings, Inc.*	11,049	687,027
		5,855,859
Software — 0.4%
Digi International, Inc.*	10,724	516,897
Transportation — 1.8%
ArcBest Corp.	5,701	560,750
DHT Holdings, Inc.	35,532	649,170
Knight-Swift Transportation Holdings, Inc.	8,258	475,496
Scorpio Tankers, Inc.	12,628	942,806
		2,628,222
TOTAL COMMON STOCKS (Cost $115,979,612)		132,953,902

REAL ESTATE INVESTMENT TRUSTS — 7.8%
Apartments — 0.6%
Independence Realty Trust, Inc.	62,143	925,309
Diversified — 1.5%
InvenTrust Properties Corp.	38,018	1,158,028
Rithm Capital Corp.	59,693	565,890
UMH Properties, Inc.	27,686	399,509
		2,123,427
Healthcare — 0.5%
Janus Living, Inc., Class A-1*	30,942	729,303
	Number of Shares	Value†

Hotels & Resorts — 0.5%
Ryman Hospitality Properties, Inc.	7,813	$720,905
Industrial — 1.3%
Terreno Realty Corp.	30,176	1,853,410
Mortgage Banks — 0.7%
Ladder Capital Corp.	95,961	937,539
Office Property — 1.2%
COPT Defense Properties	54,631	1,671,709
Single Tenant — 0.6%
Four Corners Property Trust, Inc.	33,890	801,498
Storage & Warehousing — 0.4%
Smartstop Self Storage REIT, Inc.	19,001	575,350
Strip Centers — 0.5%
Urban Edge Properties	34,312	685,554
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,779,431)		11,024,004

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 3.546%) (Cost $322,238)	322,238	322,238
TOTAL INVESTMENTS — 101.2% (Cost $128,081,281)		$144,300,144
Other Assets & Liabilities — (1.2)%		(1,676,755)
TOTAL NET ASSETS — 100.0%		$142,623,389

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.E.— Societas Europaea.

3